Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure by us of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. We intend to issue equity grants to our officers and/or directors, if granted, at the same time each year, typically in connection with our last meeting of the Board of Directors each fiscal year. Option grants are effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our common stock on the business day of the grant or, if the grant is made on a weekend or holiday, on the prior business day. During the fiscal year ended December 31, 2024, our Named Executive Officer was not awarded any stock options, however, we did award options to our Named Executive Officer in May 2025 for services performed in 2024. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure by us of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. We intend to issue equity grants to our officers and/or directors, if granted, at the same time each year, typically in connection with our last meeting of the Board of Directors each fiscal year. Option grants are effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our common stock on the business day of the grant or, if the grant is made on a weekend or holiday, on the prior business day.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the fiscal year ended December 31, 2024, our Named Executive Officer was not awarded any stock options, however, we did award options to our Named Executive Officer in May 2025 for services performed in 2024. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false